Income Taxes - Schedule of Components of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax from continuing operations	$ (15,219)	$ (13,045)	$ (23,459)
Foreign
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax from continuing operations	3,547	3,269	(8,703)
Switzerland
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax from continuing operations	$ (18,766)	$ (16,314)	$ (14,756)